Offerings - Offering: 1	Jul. 20, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 70,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,667.00
Offering Note	The fee has been calculated pursuant to the instructions for Schedule 13E-4F as prescribed by Section 13(e)(3) of the Securities Exchange Act of 1934, as amended, based on a maximum aggregate purchase price of US$70,000,000.